Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Cost

In accordance with ASC 842, the components of lease expense were as follows:

		For the period from
		September 27, 2021
	For the	(Date of formation)
	year ended	through
	December 31, 2022	December 31, 2021
Operating lease expense	$138,108	$11,509
Total lease expense	$138,108	$11,509

Schedule of Other information Related to Leases

In accordance with ASC 842, other information related to leases was as follows:

		For the period from
		September 27, 2021
	For the	(Date of formation)
	year ended	through
	December 31, 2022	December 31, 2021
Operating cash flows from operating leases	$137,138	$11,315
Cash paid for amounts included in the measurement of lease liabilities	$137,138	$11,315

Weighted-average remaining lease term—operating leases	0.7 Years
Weighted-average discount rate—operating leases	3%

Schedule of Maturities of Operating Lease Liabilities

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2022 were as follows:

Operating
Year ending:	Lease
2023	$93,236
2024	-
2025	-
2026	-
2027	-
Total undiscounted cash flows	$93,236

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	0.7 Years
Weighted-average discount rate	3%
Present values	$92,195

Lease liabilities—current	92,195
Lease liabilities—long-term	-
Lease liabilities—total	$92,195

Difference between undiscounted and discounted cash flows	$1,041